BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
BORROWINGS [Abstract]
Schedule of bank borrowings
Borrowings as of December 31, 2016 and 2017 consist of the following:

in millions of $	As of December 31,
	2016	2017
Comprised of:
Short-term borrowings	377.4	385.2
Long-term borrowings, current portion	149.8	293.6
Malaysian government loan, current portion	0.7	0.7
	527.9	679.5

Long-term borrowings, non-current portion	420.0	299.6
Malaysian government loan, non-current portion	123.7	137.1
	543.7	436.7

	1,071.6	1,116.2

Schedule of bank borrowings which were secured/guaranteed
Borrowings from financial institutions as of December 31, 2017 were secured/guaranteed as follows:

Amount	Secured/guaranteed by
in millions of
$

619.8	Guaranteed by Hanwha Chemical
43.2	Guaranteed by Hanwha Chemical and the Company’s plant and machinery with net book value of $58.1 million
187.7	Secured by the Company’s buildings, plant and machinery and land use rights with net book value of $78.9 million, $104.0 million and $28.5 million, respectively
205.3	Guaranteed by Hanwha Chemical and Company’s buildings, plant and machinery and other assets with net book value of $52.8 million, $177.2 million and $330.2 million, respectively
1,056.0

Schedule of maturities of long-term bank borrowings	As of December 31, 2017, the maturities of these long-term borrowings are as follows:
in millions of $	As of December 31, 2017

2018	294.3
2019	11.2
2020	111.2